INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES

NOTE 5:-   INVENTORIES

Inventories are comprised of the following:

	December 31,
	2013	2014

Raw materials and components	$1,802	$2,721
Work-in-progress	784	291
Finished products	11,604	13,832

	$14,190	$16,844